Accounting Items that Identify the Compliance with Minimum Cash Requirements (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Minimum Cash Requirement Constitute by Bank
The items recognized by the Bank to constitute the minimum cash requirement effective for December 2019 are listed below, indicating the amounts as of month-end
of the related items:

Description	Banco Macro SA - amounts
Cash and deposits in banks
Amounts in BCRA accounts	55,158,158
Other debt securities
Central Bank Bills computable for the minimum cash requirements	11,737,430
Government securities computable for the minimum cash requirements	8,007,622
Financial assets delivered as guarantee
Special guarantee accounts with the BCRA	7,438,646

Total	82,341,856